Segmented Information (Schedule Of Marketing Intersegment Eliminations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Revenues, Net of Royalties	$ 4,422	$ 8,019	$ 5,858
Production, mineral and other taxes	144	210	173
Transportation and processing	1,252	1,496	1,467
Operating	723	667	829
Purchased product	323	1,191	441
Operating Cash Flow	1,980	4,455	2,948
Market Optimization [Member]
Product Information [Line Items]
Revenues, Net of Royalties	365	1,248	512
Production, mineral and other taxes	0	0	0
Transportation and processing	12	0	0
Operating	33	39	38
Purchased product	323	1,191	441
Operating Cash Flow	(3)	18	33
Market Optimization [Member] | Upstream Eliminations [Member]
Product Information [Line Items]
Revenues, Net of Royalties	(3,944)	(6,123)	(5,150)
Transportation and processing	(336)	(458)	(516)
Operating		(23)	(37)
Purchased product	(3,608)	(5,631)	(4,552)
Operating Cash Flow		(11)	(45)
Market Optimization [Member] | Marketing Sales [Member]
Product Information [Line Items]
Revenues, Net of Royalties	4,309	7,371	5,662
Transportation and processing	348	458	516
Operating	33	62	75
Purchased product	3,931	6,822	4,993
Operating Cash Flow	$ (3)	$ 29	$ 78